Shareholder Report, Line Graph (Details) 355739_Hotchkis - Wiley International Value Fund_Class I_TSR Annual {Class I} - USD ($)												12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 574,644	$ 453,898	$ 397,534	$ 326,181	$ 361,698	$ 232,793	$ 289,759	$ 318,550	$ 307,788	$ 244,000	$ 250,000	$ 725,532
MSCI World Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net) USD
Accumulated Value	712,647	612,986	510,005	430,346	502,377	361,307	351,318	330,401	297,425	251,638	250,000	$ 864,706
MSCI World ex-USA Index (Net) USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex-USA Index (Net) USD
Accumulated Value	$ 512,337	$ 431,609	$ 388,052	$ 330,497	$ 397,032	$ 297,176	$ 314,213	$ 310,219	$ 289,807	$ 242,542	$ 250,000	$ 619,874